Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Borrowings

	June 30, 2021	December 31, 2020
Credit facilities	$539,696	$427,287
Financial liabilities	261,885	63,882
Total borrowings	$801,581	$491,169
Less: Current portion of long-term borrowings, net	(115,443)	(201,835)
Less: Deferred finance costs, net	(6,071)	(4,312)
Long-term borrowings, net	$680,067	$285,022

Borrowings - Maturities of Long Term Debt

Year	Amount
2022	117,603
2023	196,841
2024	148,528
2025	198,829
2026 and thereafter	139,780
Total	$ 801,581